COMMITMENTS AND CONTINGENCIES (Details Narrative)	Sep. 24, 2025 USD ($) shares
Mr. Drew Hall [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Base salary	$ 180,000
Base salary increase	275,000
Annual cash bonus	137,500
Mr. Garrett Hall [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Base salary	150,000
Base salary increase	275,000
Annual cash bonus	$ 137,500
Commission revenue received percentage	3.00%
Restricted stock units,granted | shares	330,000
Mr. Albanese [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Base salary	$ 275,000
Annual cash bonus	$ 137,500
Commission revenue received percentage	3.00%
Restricted stock units,granted | shares	330,000
Mr. Benz [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Base salary	$ 175,000
Annual cash bonus	$ 87,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures | shares	100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares	50,000
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsVestedNumberOfSharesIncrements] | shares	25,000